Note 9 - Common Stock and Warrants	6 Months Ended
Jun. 30, 2013
Notes
Note 9 - Common Stock and Warrants

NOTE 9 – COMMON STOCK AND WARRANTS

For the three months ended June 30, 2013

During the three months ended June 30, 2013, the Company issued 1,080,000 shares of its common stock for $54,000.

During the three months ended June 30, 2013, the Company issued 600,000 shares of its common stock for past amounts due for accounting and legal services. The shares were valued $15,000. No gain or loss was recognized on the issuances.

For the three months ended June 30, 2012

The Company did not issue any common shares during the three months ended June 30, 2012.

On November 20, 2012, the Company adopted its 2012 Stock Incentive Plan (the “Plan”). Under the Plan, the Company reserved 5,000,000 shares of its common stock to be issued to employees, directors, consultants and advisors. The exercise price under the Plan is $0.001 per share.  As of June 30, 2013, the Company issued 3,100,000 common shares through the Plan.

Options

The following table sets forth common share purchase warrants (post-split) outstanding as of June 30, 2013:

	Warrants Outstanding	Weighted Average Exercise Price

Balance, December 31, 2012	5,710	$12.50
Warrants granted	-	-
Warrants expired	(5,710)	$(12.50)
Balance, June 30, 2013	-	$-